Expense Example, No Redemption - Longleaf Partners Fund - Longleaf Partners Fund	May 01, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 81
Expense Example, No Redemption, 3 Years	304
Expense Example, No Redemption, 5 Years	545
Expense Example, No Redemption, 10 Years	$ 1,238